Equity - Translation Reserve (Details) - SEK (kr) kr in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Equity
Opening balance	kr (26,979)	kr (6,090)	kr (45)
Change of the year	36,286	(20,889)	(6,045)
Closing balance	kr 9,307	kr (26,979)	kr (6,090)